Banking facilities	12 Months Ended
Dec. 31, 2012
Banking facilities
21	Banking facilities

The Company has an aggregate available banking facilities of $193,452 and $275,843 with various banks for loans, bills, letter of guarantee/credit and standby letter of credits facilities, of which $41,979 and $71,457 were unutilized as of December 31, 2011 and 2012, respectively. Some of these facilities were secured by corporate guarantees executed by the Company and certain of its subsidiaries. In addition, the Company is required to comply with certain financial covenants imposed by the banks. As of December 31, 2011 and 2012, the Company was in compliance with the financial covenants imposed by the banks.